Other Assets and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Assets and Other Liabilities [Abstract]
Components of Other Assets/Liabilities [text block table]	in € m. Dec 31, 2024 Dec 31, 2023 Brokerage and securities related receivables Cash/margin receivables 42,179 40,157 Receivables from prime brokerage 5 5 Pending securities transactions past settlement date 979 1,801 Receivables from unsettled regular way trades 17,527 30,603 Total brokerage and securities related receivables 60,690 72,566 Debt Securities held to collect 21,643 21,853 Accrued interest receivable 4,575 4,158 Assets held for sale 31 0 Assets related to insurance business 133 92 Other 14,106 16,028 Total other assets 101,178 114,698 in € m. Dec 31, 2024 Dec 31, 2023 Brokerage and securities related payables Cash/margin payables 49,133 49,516 Payables from prime brokerage 13 18 Pending securities transactions past settlement date 1,207 2,641 Payables from unsettled regular way trades 13,401 29,365 Total brokerage and securities related payables 63,755 81,539 Accrued interest payable 5,113 4,785 Liabilities held for sale 0 0 Lease liabilities 4,488 4,493 Liabilities related to insurance business 121 87 Other 22,138 22,114 Total other liabilities 95,616 113,018